Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 94,157	$ 156,520	$ 187,757	$ 48,870
Accounts receivable, including affiliate balances of $0.8 million (2015 - $0.6 million)	33,789	33,875
Total assets	1,964,370	2,214,803
Conventional Tanker [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,809,956	1,999,979
Ship-to-Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 26,468	$ 24,429